UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811311.103

AFF5-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 39.2%
Fidelity 100 Index Fund	267,707	$ 2,837,698
Fidelity Advisor Dividend Growth Fund Institutional Class	581,555	7,362,480
Fidelity Advisor Equity Growth Fund Institutional Class	97,860	6,711,225
Fidelity Advisor Equity Income Fund Institutional Class	338,227	10,075,791
Fidelity Advisor Growth & Income Fund Institutional Class	430,427	8,952,891
Fidelity Advisor Large Cap Fund Institutional Class	439,015	9,039,328
Fidelity Advisor Mid Cap Fund Institutional Class	182,961	4,414,836
Fidelity Advisor Small Cap Fund Institutional Class	86,727	2,221,084
Fidelity Small Cap Opportunities Fund	249,070	2,308,879
TOTAL DOMESTIC EQUITY FUNDS		53,924,212
International Equity Funds - 9.0%
Fidelity Advisor Diversified International Fund Institutional Class	276,411	6,133,554
Fidelity Advisor Overseas Fund Institutional Class	259,783	6,206,207
TOTAL INTERNATIONAL EQUITY FUNDS		12,339,761
TOTAL EQUITY FUNDS (Cost $62,326,161)		66,263,973
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	697,940	6,763,036
Investment Grade Fixed-Income Funds - 35.7%
Fidelity Advisor Government Income Fund Institutional Class	1,089,617	11,299,332
Fidelity Advisor Intermediate Bond Fund Institutional Class	913,913	9,769,729
Fidelity Advisor Strategic Real Return Fund Institutional Class	938,042	9,361,655
Fidelity Advisor Total Bond Fund Institutional Class	1,802,796	18,604,857
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		49,035,573
TOTAL FIXED-INCOME FUNDS (Cost $55,779,744)		55,798,609
Short-Term Funds - 11.2%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	922,043	$ 8,519,674
Fidelity Institutional Money Market Fund Institutional Class	6,933,699	6,933,699
TOTAL SHORT-TERM FUNDS (Cost $15,585,026)		15,453,373
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $133,690,931)		$ 137,515,955
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $133,692,133. Net unrealized appreciation aggregated $3,823,822, of which $5,579,300 related to appreciated investment securities and $1,755,478 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811320.103

AFF10-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.2%
	Shares	Value
Domestic Equity Funds - 40.4%
Fidelity 100 Index Fund	1,681,766	$ 17,826,720
Fidelity Advisor Dividend Growth Fund Institutional Class	3,068,330	38,845,058
Fidelity Advisor Equity Growth Fund Institutional Class	517,826	35,512,528
Fidelity Advisor Equity Income Fund Institutional Class	1,811,351	53,960,146
Fidelity Advisor Growth & Income Fund Institutional Class	2,295,771	47,752,032
Fidelity Advisor Large Cap Fund Institutional Class	2,349,542	48,377,071
Fidelity Advisor Mid Cap Fund Institutional Class	981,407	23,681,347
Fidelity Advisor Small Cap Fund Institutional Class	454,839	11,648,417
Fidelity Small Cap Opportunities Fund	1,374,951	12,745,792
TOTAL DOMESTIC EQUITY FUNDS		290,349,111
International Equity Funds - 9.8%
Fidelity Advisor Diversified International Fund Institutional Class	1,569,634	34,830,173
Fidelity Advisor Overseas Fund Institutional Class	1,475,190	35,242,295
TOTAL INTERNATIONAL EQUITY FUNDS		70,072,468
TOTAL EQUITY FUNDS (Cost $324,510,141)		360,421,579
Fixed-Income Funds - 41.1%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,638,604	35,258,076
Investment Grade Fixed-Income Funds - 36.2%
Fidelity Advisor Government Income Fund Institutional Class	5,838,203	60,542,165
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,894,059	52,317,494
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,981,528	49,715,654
Fidelity Advisor Total Bond Fund Institutional Class	9,408,527	97,095,992
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		259,671,305
TOTAL FIXED-INCOME FUNDS (Cost $295,244,537)		294,929,381
Short-Term Funds - 8.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,771,139	$ 34,845,328
Fidelity Institutional Money Market Fund Institutional Class	28,045,399	28,045,399
TOTAL SHORT-TERM FUNDS (Cost $63,645,626)		62,890,727
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $683,400,304)		$ 718,241,687
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $683,413,900. Net unrealized appreciation aggregated $34,827,787, of which $42,515,936 related to appreciated investment securities and $7,688,149 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811321.103

AFF15-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.2%
	Shares	Value
Domestic Equity Funds - 44.5%
Fidelity 100 Index Fund	2,443,239	$ 25,898,333
Fidelity Advisor Dividend Growth Fund Institutional Class	3,997,605	50,609,674
Fidelity Advisor Equity Growth Fund Institutional Class	674,066	46,227,419
Fidelity Advisor Equity Income Fund Institutional Class	2,353,950	70,124,160
Fidelity Advisor Growth & Income Fund Institutional Class	2,994,478	62,285,147
Fidelity Advisor Large Cap Fund Institutional Class	3,061,775	63,041,939
Fidelity Advisor Mid Cap Fund Institutional Class	1,289,479	31,115,118
Fidelity Advisor Small Cap Fund Institutional Class	596,581	15,278,431
Fidelity Small Cap Opportunities Fund	1,816,730	16,841,083
TOTAL DOMESTIC EQUITY FUNDS		381,421,304
International Equity Funds - 10.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,057,754	45,661,565
Fidelity Advisor Overseas Fund Institutional Class	1,931,708	46,148,502
TOTAL INTERNATIONAL EQUITY FUNDS		91,810,067
TOTAL EQUITY FUNDS (Cost $435,602,154)		473,231,371
Fixed-Income Funds - 39.3%

High Yield Fixed-Income Funds - 5.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,979,848	48,254,725
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Advisor Government Income Fund Institutional Class	6,482,983	67,228,535
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,455,185	58,315,932
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,489,404	54,784,251
Fidelity Advisor Total Bond Fund Institutional Class	10,501,991	108,380,551
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		288,709,269
TOTAL FIXED-INCOME FUNDS (Cost $337,060,184)		336,963,994
Short-Term Funds - 5.5%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,996,908	$ 27,691,430
Fidelity Institutional Money Market Fund Institutional Class	19,518,222	19,518,222
TOTAL SHORT-TERM FUNDS (Cost $47,671,649)		47,209,652
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $820,333,987)		$ 857,405,017
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $820,357,485. Net unrealized appreciation aggregated $37,047,532, of which $47,406,860 related to appreciated investment securities and $10,359,328 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811328.103

AFF20-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.8%
	Shares	Value
Domestic Equity Funds - 53.8%
Fidelity 100 Index Fund	4,808,824	$ 50,973,532
Fidelity Advisor Dividend Growth Fund Institutional Class	8,799,078	111,396,331
Fidelity Advisor Equity Growth Fund Institutional Class	1,480,984	101,565,908
Fidelity Advisor Equity Income Fund Institutional Class	5,182,260	154,379,536
Fidelity Advisor Growth & Income Fund Institutional Class	6,564,794	136,547,715
Fidelity Advisor Large Cap Fund Institutional Class	6,716,328	138,289,194
Fidelity Advisor Mid Cap Fund Institutional Class	2,822,511	68,107,181
Fidelity Advisor Small Cap Fund Institutional Class	1,314,591	33,666,677
Fidelity Small Cap Opportunities Fund	3,710,315	34,394,624
TOTAL DOMESTIC EQUITY FUNDS		829,320,698
International Equity Funds - 13.0%
Fidelity Advisor Diversified International Fund Institutional Class	4,513,876	100,162,919
Fidelity Advisor Overseas Fund Institutional Class	4,237,633	101,237,049
TOTAL INTERNATIONAL EQUITY FUNDS		201,399,968
TOTAL EQUITY FUNDS (Cost $929,792,826)		1,030,720,666
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,544,119	111,862,515
Investment Grade Fixed-Income Funds - 25.4%
Fidelity Advisor Government Income Fund Institutional Class	8,891,913	92,209,140
Fidelity Advisor Intermediate Bond Fund Institutional Class	7,313,280	78,178,964
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,496,732	74,817,381
Fidelity Advisor Total Bond Fund Institutional Class	14,218,092	146,730,709
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		391,936,194
TOTAL FIXED-INCOME FUNDS (Cost $503,693,647)		503,798,709
Short-Term Funds - 0.5%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	549,369	$ 5,076,172
Fidelity Institutional Money Market Fund Institutional Class	2,247,820	2,247,820
TOTAL SHORT-TERM FUNDS (Cost $7,390,122)		7,323,992
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,440,876,595)		$ 1,541,843,367
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,440,911,351. Net unrealized appreciation aggregated $100,932,016, of which $119,282,746 related to appreciated investment securities and $18,350,730 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811335.103

AFF25-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value
Domestic Equity Funds - 56.5%
Fidelity 100 Index Fund	2,435,085	$ 25,811,901
Fidelity Advisor Dividend Growth Fund Institutional Class	4,966,021	62,869,830
Fidelity Advisor Equity Growth Fund Institutional Class	842,193	57,757,572
Fidelity Advisor Equity Income Fund Institutional Class	2,983,879	88,889,748
Fidelity Advisor Growth & Income Fund Institutional Class	3,771,262	78,442,252
Fidelity Advisor Large Cap Fund Institutional Class	3,864,569	79,571,467
Fidelity Advisor Mid Cap Fund Institutional Class	1,654,699	39,927,881
Fidelity Advisor Small Cap Fund Institutional Class	732,407	18,756,931
Fidelity Small Cap Opportunities Fund	2,279,653	21,132,387
TOTAL DOMESTIC EQUITY FUNDS		473,159,969
International Equity Funds - 13.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,585,370	57,369,356
Fidelity Advisor Overseas Fund Institutional Class	2,419,725	57,807,229
TOTAL INTERNATIONAL EQUITY FUNDS		115,176,585
TOTAL EQUITY FUNDS (Cost $554,240,353)		588,336,554
Fixed-Income Funds - 29.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,401,129	62,026,938
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Advisor Government Income Fund Institutional Class	4,270,116	44,281,104
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,312,499	35,410,615
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,637,471	36,301,962
Fidelity Advisor Total Bond Fund Institutional Class	6,853,281	70,725,859
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		186,719,540
TOTAL FIXED-INCOME FUNDS (Cost $249,623,706)		248,746,478
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $803,864,059)		$ 837,083,032
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $803,880,203. Net unrealized appreciation aggregated $33,202,829, of which $48,167,598 related to appreciated investment securities and $14,964,769 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811336.103

AFF30-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.2%
	Shares	Value
Domestic Equity Funds - 65.3%
Fidelity 100 Index Fund	4,131,373	$ 43,792,550
Fidelity Advisor Dividend Growth Fund Institutional Class	7,628,905	96,581,941
Fidelity Advisor Equity Growth Fund Institutional Class	1,283,207	88,002,366
Fidelity Advisor Equity Income Fund Institutional Class	4,505,138	134,208,075
Fidelity Advisor Growth & Income Fund Institutional Class	5,704,245	118,648,299
Fidelity Advisor Large Cap Fund Institutional Class	5,847,507	120,400,175
Fidelity Advisor Mid Cap Fund Institutional Class	2,490,906	60,105,563
Fidelity Advisor Small Cap Fund Institutional Class	1,145,845	29,345,100
Fidelity Small Cap Opportunities Fund	3,341,523	30,975,917
TOTAL DOMESTIC EQUITY FUNDS		722,059,986
International Equity Funds - 15.9%
Fidelity Advisor Diversified International Fund Institutional Class	3,946,141	87,564,868
Fidelity Advisor Overseas Fund Institutional Class	3,701,387	88,426,141
TOTAL INTERNATIONAL EQUITY FUNDS		175,991,009
TOTAL EQUITY FUNDS (Cost $830,459,950)		898,050,995
Fixed-Income Funds - 18.8%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,440,801	81,791,358
Investment Grade Fixed-Income Funds - 11.4%
Fidelity Advisor Government Income Fund Institutional Class	2,920,936	30,290,101
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,232,089	23,861,034
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,396,055	23,912,627
Fidelity Advisor Total Bond Fund Institutional Class	4,605,935	47,533,245
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		125,597,007
TOTAL FIXED-INCOME FUNDS (Cost $207,959,668)		207,388,365
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,038,419,618)		$ 1,105,439,360
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,038,439,023. Net unrealized appreciation aggregated $67,000,337, of which $85,426,104 related to appreciated investment securities and $18,425,767 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811337.103

AFF35-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.4%
	Shares	Value
Domestic Equity Funds - 66.2%
Fidelity 100 Index Fund	1,735,055	$ 18,391,581
Fidelity Advisor Dividend Growth Fund Institutional Class	3,417,377	43,263,990
Fidelity Advisor Equity Growth Fund Institutional Class	574,670	39,410,843
Fidelity Advisor Equity Income Fund Institutional Class	2,035,726	60,644,288
Fidelity Advisor Growth & Income Fund Institutional Class	2,574,821	53,556,282
Fidelity Advisor Large Cap Fund Institutional Class	2,648,656	54,535,827
Fidelity Advisor Mid Cap Fund Institutional Class	1,144,667	27,620,806
Fidelity Advisor Small Cap Fund Institutional Class	507,125	12,987,482
Fidelity Small Cap Opportunities Fund	1,612,195	14,945,049
TOTAL DOMESTIC EQUITY FUNDS		325,356,148
International Equity Funds - 16.2%
Fidelity Advisor Diversified International Fund Institutional Class	1,781,001	39,520,420
Fidelity Advisor Overseas Fund Institutional Class	1,667,475	39,835,974
TOTAL INTERNATIONAL EQUITY FUNDS		79,356,394
TOTAL EQUITY FUNDS (Cost $389,766,305)		404,712,542
Fixed-Income Funds - 17.6%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,823,273	37,047,515
Investment Grade Fixed-Income Funds - 10.1%
Fidelity Advisor Government Income Fund Institutional Class	1,170,335	12,136,378
Fidelity Advisor Intermediate Bond Fund Institutional Class	863,518	9,231,012
Fidelity Advisor Strategic Real Return Fund Institutional Class	933,310	9,314,432
Fidelity Advisor Total Bond Fund Institutional Class	1,820,642	18,789,026
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		49,470,848
TOTAL FIXED-INCOME FUNDS (Cost $87,209,521)		86,518,363
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $476,975,826)		$ 491,230,905
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $476,984,464. Net unrealized appreciation aggregated $14,246,441, of which $26,323,563 related to appreciated investment securities and $12,077,122 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811338.103

AFF40-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.7%
	Shares	Value
Domestic Equity Funds - 68.1%
Fidelity 100 Index Fund	3,374,517	$ 35,769,883
Fidelity Advisor Dividend Growth Fund Institutional Class	6,099,436	77,218,864
Fidelity Advisor Equity Growth Fund Institutional Class	1,010,006	69,266,235
Fidelity Advisor Equity Income Fund Institutional Class	3,516,239	104,748,748
Fidelity Advisor Growth & Income Fund Institutional Class	4,468,338	92,941,429
Fidelity Advisor Large Cap Fund Institutional Class	4,568,469	94,064,780
Fidelity Advisor Mid Cap Fund Institutional Class	1,929,343	46,555,042
Fidelity Advisor Small Cap Fund Institutional Class	912,807	23,376,979
Fidelity Small Cap Opportunities Fund	2,494,771	23,126,523
TOTAL DOMESTIC EQUITY FUNDS		567,068,483
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	3,102,831	68,851,810
Fidelity Advisor Overseas Fund Institutional Class	2,915,850	69,659,659
TOTAL INTERNATIONAL EQUITY FUNDS		138,511,469
TOTAL EQUITY FUNDS (Cost $649,920,715)		705,579,952
Fixed-Income Funds - 15.3%

High Yield Fixed-Income Funds - 9.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,335,409	80,770,113
Investment Grade Fixed-Income Funds - 5.6%
Fidelity Advisor Government Income Fund Institutional Class	1,113,541	11,547,418
Fidelity Advisor Intermediate Bond Fund Institutional Class	839,267	8,971,763
Fidelity Advisor Strategic Real Return Fund Institutional Class	880,601	8,788,396
Fidelity Advisor Total Bond Fund Institutional Class	1,688,608	17,426,432
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		46,734,009
TOTAL FIXED-INCOME FUNDS (Cost $128,069,935)		127,504,122
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $777,990,650)		$ 833,084,074
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $778,004,840. Net unrealized appreciation aggregated $55,079,234, of which $68,648,456 related to appreciated investment securities and $13,569,222 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.843408.101

AFF45-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.3%
	Shares	Value
Domestic Equity Funds - 71.0%
Fidelity 100 Index Fund	256,563	$ 2,719,572
Fidelity Advisor Dividend Growth Fund Institutional Class	350,834	4,441,555
Fidelity Advisor Equity Growth Fund Institutional Class	97,032	6,654,424
Fidelity Advisor Equity Income Fund Institutional Class	320,784	9,556,164
Fidelity Advisor Growth & Income Fund Institutional Class	447,660	9,311,335
Fidelity Advisor Large Cap Fund Institutional Class	424,752	8,745,652
Fidelity Advisor Mid Cap Fund Institutional Class	187,832	4,532,388
Fidelity Advisor Small Cap Fund Institutional Class	71,940	1,842,394
Fidelity Small Cap Opportunities Fund	164,541	1,525,293
TOTAL DOMESTIC EQUITY FUNDS		49,328,777
International Equity Funds - 16.3%
Fidelity Advisor Diversified International Fund Institutional Class	255,331	5,665,803
Fidelity Advisor Overseas Fund Institutional Class	238,215	5,690,948
TOTAL INTERNATIONAL EQUITY FUNDS		11,356,751
TOTAL EQUITY FUNDS (Cost $62,065,531)		60,685,528
Fixed-Income Funds - 12.7%

High Yield Fixed-Income Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	706,199	6,843,067
Investment Grade Fixed-Income Funds - 2.9%
Fidelity Advisor Government Income Fund Institutional Class	61,586	638,645
Fidelity Advisor Intermediate Bond Fund Institutional Class	28,433	303,946
Fidelity Advisor Strategic Real Return Fund Institutional Class	36,967	368,928
Fidelity Advisor Total Bond Fund Institutional Class	65,283	673,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,985,242
TOTAL FIXED-INCOME FUNDS (Cost $9,097,650)		8,828,309
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $71,163,181)		$ 69,513,837
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $71,164,902. Net unrealized depreciation aggregated $1,651,065, of which $1,173,024 related to appreciated investment securities and $2,824,089 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.843409.101

AFF50-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.6%
	Shares	Value
Domestic Equity Funds - 70.7%
Fidelity 100 Index Fund	286,879	$ 3,040,922
Fidelity Advisor Dividend Growth Fund Institutional Class	387,164	4,901,495
Fidelity Advisor Equity Growth Fund Institutional Class	95,246	6,531,946
Fidelity Advisor Equity Income Fund Institutional Class	329,358	9,811,577
Fidelity Advisor Growth & Income Fund Institutional Class	457,760	9,521,415
Fidelity Advisor Large Cap Fund Institutional Class	435,297	8,962,763
Fidelity Advisor Mid Cap Fund Institutional Class	190,335	4,592,774
Fidelity Advisor Small Cap Fund Institutional Class	78,790	2,017,816
Fidelity Small Cap Opportunities Fund	168,019	1,557,536
TOTAL DOMESTIC EQUITY FUNDS		50,938,244
International Equity Funds - 18.9%
Fidelity Advisor Diversified International Fund Institutional Class	306,970	6,811,664
Fidelity Advisor Overseas Fund Institutional Class	286,740	6,850,214
TOTAL INTERNATIONAL EQUITY FUNDS		13,661,878
TOTAL EQUITY FUNDS (Cost $66,233,866)		64,600,122
Fixed-Income Funds - 10.4%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	739,080	7,161,685
Investment Grade Fixed-Income Funds - 0.5%
Fidelity Advisor Government Income Fund Institutional Class	6,557	67,992
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,793	40,549
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,220	82,032
Fidelity Advisor Total Bond Fund Institutional Class	13,400	138,286
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		328,859
TOTAL FIXED-INCOME FUNDS (Cost $7,795,471)		7,490,544
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $74,029,337)		$ 72,090,666
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $74,030,874. Net unrealized depreciation aggregated $1,940,208, of which $1,349,296 related to appreciated investment securities and $3,289,504 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2007

1.811329.103

AFF-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.3%
	Shares	Value
Domestic Equity Funds - 20.3%
Fidelity 100 Index Fund	220,666	$ 2,339,060
Fidelity Advisor Dividend Growth Fund Institutional Class	324,229	4,104,734
Fidelity Advisor Equity Growth Fund Institutional Class	54,406	3,731,184
Fidelity Advisor Equity Income Fund Institutional Class	184,903	5,508,259
Fidelity Advisor Growth & Income Fund Institutional Class	236,215	4,913,266
Fidelity Advisor Large Cap Fund Institutional Class	243,924	5,022,395
Fidelity Advisor Mid Cap Fund Institutional Class	99,529	2,401,642
Fidelity Advisor Small Cap Fund Institutional Class	48,712	1,247,526
Fidelity Small Cap Opportunities Fund	132,560	1,228,829
TOTAL EQUITY FUNDS (Cost $27,173,707)		30,496,895
Fixed-Income Funds - 41.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	750,459	7,271,950
Investment Grade Fixed-Income Funds - 37.0%
Fidelity Advisor Government Income Fund Institutional Class	1,329,405	13,785,926
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,058,162	11,311,751
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,053,971	10,518,631
Fidelity Advisor Total Bond Fund Institutional Class	1,930,613	19,923,923
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,540,231
TOTAL FIXED-INCOME FUNDS (Cost $62,901,480)		62,812,181
Short-Term Funds - 37.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,044,851	28,134,422
Fidelity Institutional Money Market Fund Institutional Class	28,643,189	28,643,189
TOTAL SHORT-TERM FUNDS (Cost $57,212,595)		56,777,611
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $147,287,782)		$ 150,086,687
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $147,288,432. Net unrealized appreciation aggregated $2,798,255, of which $4,112,239 related to appreciated investment securities and $1,313,984 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

December 31, 2007

1.811312.103

F00-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 23.4%
	Shares	Value
Domestic Equity Funds - 22.9%
Fidelity 100 Index Fund	6,616,630	$ 70,136,282
Fidelity Blue Chip Growth Fund	268,587	11,833,952
Fidelity Disciplined Equity Fund	2,715,910	80,173,669
Fidelity Equity Income Fund	1,310,865	72,307,291
Fidelity Growth Company Fund	666,949	55,343,391
Fidelity Mid-Cap Stock Fund	1,309,962	38,303,283
Fidelity OTC Portfolio (a)	132,579	6,916,643
Fidelity Small Cap Growth Fund	404,036	6,375,684
Fidelity Small Cap Opportunities Fund	1,217,606	11,287,211
Fidelity Small Cap Value Fund	448,224	6,095,845
Fidelity Value Fund	608,310	45,629,364
TOTAL DOMESTIC EQUITY FUNDS		404,402,615
International Equity Funds - 0.5%
Fidelity Diversified International Fund	52,506	2,094,993
Fidelity Europe Fund	72,070	3,038,478
Fidelity Japan Fund	78,488	1,125,522
Fidelity Overseas Fund	43,564	2,108,066
Fidelity Southeast Asia Fund	10,202	404,624
TOTAL INTERNATIONAL EQUITY FUNDS		8,771,683
TOTAL EQUITY FUNDS (Cost $353,387,090)		413,174,298
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	4,984,553	43,265,917
Fidelity High Income Fund	5,058,262	43,551,639
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,817,556
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Government Income Fund	12,088,911	125,241,123
Fidelity Intermediate Bond Fund	9,692,146	98,375,286
Fidelity Investment Grade Bond Fund	24,250,159	174,358,644
Fidelity Strategic Real Return Fund	10,668,742	106,580,734
Fidelity Total Bond Fund	6,366,699	65,768,000
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		570,323,787
TOTAL FIXED-INCOME FUNDS (Cost $651,436,344)		657,141,343
Short-Term Funds - 39.3%
	Shares	Value
Fidelity Institutional Money Market Fund Institutional Class	343,910,778	$ 343,910,778
Fidelity Short-Term Bond Fund	40,571,273	348,912,946
TOTAL SHORT-TERM FUNDS (Cost $701,514,461)		692,823,724
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,706,337,895)		$ 1,763,139,365
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,707,417,155. Net unrealized appreciation aggregated $55,722,210, of which $77,643,425 related to appreciated investment securities and $21,921,215 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

December 31, 2007

1.811313.103

F05-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.3%
	Shares	Value
Domestic Equity Funds - 39.0%
Fidelity 100 Index Fund	6,123,331	$ 64,907,309
Fidelity Blue Chip Growth Fund	554,989	24,452,815
Fidelity Disciplined Equity Fund	2,686,414	79,302,945
Fidelity Equity Income Fund	1,324,170	73,041,216
Fidelity Growth Company Fund	619,930	51,441,780
Fidelity Mid-Cap Stock Fund	1,377,203	40,269,407
Fidelity OTC Portfolio (a)	287,878	15,018,615
Fidelity Small Cap Growth Fund	397,424	6,271,344
Fidelity Small Cap Opportunities Fund	1,202,863	11,150,543
Fidelity Small Cap Value Fund	446,751	6,075,810
Fidelity Value Fund	615,479	46,167,085
TOTAL DOMESTIC EQUITY FUNDS		418,098,869
International Equity Funds - 9.3%
Fidelity Diversified International Fund	628,372	25,072,058
Fidelity Europe Fund	833,244	35,129,575
Fidelity Japan Fund	696,473	9,987,429
Fidelity Overseas Fund	518,621	25,096,075
Fidelity Southeast Asia Fund	125,873	4,992,120
TOTAL INTERNATIONAL EQUITY FUNDS		100,277,257
TOTAL EQUITY FUNDS (Cost $487,137,975)		518,376,126
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	3,026,489	26,269,922
Fidelity High Income Fund	3,071,632	26,446,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,716,676
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Government Income Fund	7,431,248	76,987,734
Fidelity Intermediate Bond Fund	5,832,403	59,198,894
Fidelity Investment Grade Bond Fund	14,166,985	101,860,622
Fidelity Strategic Real Return Fund	7,038,164	70,311,255
Fidelity Total Bond Fund	6,550,877	67,670,554
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		376,029,059
TOTAL FIXED-INCOME FUNDS (Cost $433,024,612)		428,745,735
Short-Term Funds - 11.7%
	Shares	Value
Fidelity Institutional Money Market Fund Institutional Class	59,393,045	$ 59,393,045
Fidelity Short-Term Bond Fund	7,704,735	66,260,718
TOTAL SHORT-TERM FUNDS (Cost $127,250,499)		125,653,763
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,047,413,086)		$ 1,072,775,624
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,047,472,654. Net unrealized appreciation aggregated $25,302,970, of which $45,641,681 related to appreciated investment securities and $20,338,711 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

December 31, 2007

1.811322.103

F10-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 38.5%
Fidelity 100 Index Fund	85,635,339	$ 907,734,590
Fidelity Blue Chip Growth Fund	5,890,331	259,527,990
Fidelity Disciplined Equity Fund	35,845,297	1,058,153,159
Fidelity Equity Income Fund	17,747,844	978,971,054
Fidelity Growth Company Fund	8,609,979	714,456,088
Fidelity Mid-Cap Stock Fund	18,780,069	549,129,211
Fidelity OTC Portfolio (a)	3,296,718	171,989,768
Fidelity Small Cap Growth Fund	5,174,868	81,659,424
Fidelity Small Cap Opportunities Fund	15,964,074	147,986,968
Fidelity Small Cap Value Fund	5,571,639	75,774,290
Fidelity Value Fund	8,511,884	638,476,417
TOTAL DOMESTIC EQUITY FUNDS		5,583,858,959
International Equity Funds - 10.0%
Fidelity Diversified International Fund	9,166,044	365,725,155
Fidelity Europe Fund	12,464,808	525,516,285
Fidelity Japan Fund	9,176,186	131,586,503
Fidelity Overseas Fund	7,509,101	363,365,398
Fidelity Southeast Asia Fund	1,676,682	66,497,190
TOTAL INTERNATIONAL EQUITY FUNDS		1,452,690,531
TOTAL EQUITY FUNDS (Cost $6,105,350,124)		7,036,549,490
Fixed-Income Funds - 41.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	41,806,273	362,878,451
Fidelity High Income Fund	42,441,500	365,421,316
TOTAL HIGH YIELD FIXED-INCOME FUNDS		728,299,767
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund	106,195,908	1,100,189,612
Fidelity Intermediate Bond Fund	89,178,848	905,165,311
Fidelity Investment Grade Bond Fund	217,163,484	1,561,405,452
Fidelity Strategic Real Return Fund	99,126,434	990,273,080
Fidelity Total Bond Fund	75,313,576	777,989,236
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,335,022,691
TOTAL FIXED-INCOME FUNDS (Cost $6,054,089,303)		6,063,322,458
Short-Term Funds - 9.8%
	Shares	Value
Fidelity Institutional Money Market Fund Institutional Class	699,819,134	$ 699,819,134
Fidelity Short-Term Bond Fund	83,970,035	722,142,304
TOTAL SHORT-TERM FUNDS (Cost $1,440,726,265)		1,421,961,438
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,600,165,692)		$ 14,521,833,386
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $13,609,735,015. Net unrealized appreciation aggregated $912,098,371, of which $1,157,466,539 related to appreciated investment securities and $245,368,168 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

December 31, 2007

1.811323.103

F15-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.5%
	Shares	Value
Domestic Equity Funds - 44.5%
Fidelity 100 Index Fund	43,007,027	$ 455,874,491
Fidelity Blue Chip Growth Fund	3,963,382	174,626,590
Fidelity Disciplined Equity Fund	20,162,314	595,191,503
Fidelity Equity Income Fund	10,020,477	552,729,505
Fidelity Growth Company Fund	4,500,762	373,473,248
Fidelity Mid-Cap Stock Fund	10,620,669	310,548,355
Fidelity OTC Portfolio (a)	2,271,494	118,503,864
Fidelity Small Cap Growth Fund	2,969,113	46,852,605
Fidelity Small Cap Opportunities Fund	8,829,416	81,848,684
Fidelity Small Cap Value Fund	3,320,927	45,164,604
Fidelity Value Fund	4,583,110	343,779,081
TOTAL DOMESTIC EQUITY FUNDS		3,098,592,530
International Equity Funds - 11.0%
Fidelity Diversified International Fund	4,808,908	191,875,440
Fidelity Europe Fund	6,376,823	268,846,857
Fidelity Japan Fund	5,329,269	76,421,711
Fidelity Overseas Fund	3,968,686	192,044,692
Fidelity Southeast Asia Fund	962,676	38,179,745
TOTAL INTERNATIONAL EQUITY FUNDS		767,368,445
TOTAL EQUITY FUNDS (Cost $3,677,469,935)		3,865,960,975
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	22,453,432	194,895,790
Fidelity High Income Fund	22,750,197	195,879,199
TOTAL HIGH YIELD FIXED-INCOME FUNDS		390,774,989
Investment Grade Fixed-Income Funds - 32.8%
Fidelity Government Income Fund	42,984,231	445,316,628
Fidelity Intermediate Bond Fund	31,250,707	317,194,676
Fidelity Investment Grade Bond Fund	76,098,743	547,149,964
Fidelity Strategic Real Return Fund	42,817,079	427,742,619
Fidelity Total Bond Fund	52,425,423	541,554,625
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,278,958,512
TOTAL FIXED-INCOME FUNDS (Cost $2,692,568,335)		2,669,733,501
Short-Term Funds - 6.1%
	Shares	Value
Fidelity Institutional Money Market Fund Institutional Class	196,779,421	$ 196,779,421
Fidelity Short-Term Bond Fund	26,560,351	228,419,018
TOTAL SHORT-TERM FUNDS (Cost $430,051,451)		425,198,439
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,800,089,721)		$ 6,960,892,915
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,800,211,596. Net unrealized appreciation aggregated $160,681,319, of which $304,059,788 related to appreciated investment securities and $143,378,469 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

December 31, 2007

1.811330.103

F20-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.0%
	Shares	Value
Domestic Equity Funds - 52.6%
Fidelity 100 Index Fund	166,603,612	$ 1,765,998,284
Fidelity Blue Chip Growth Fund	12,979,452	571,874,666
Fidelity Disciplined Equity Fund	69,321,506	2,046,370,872
Fidelity Equity Income Fund	34,553,791	1,905,987,100
Fidelity Growth Company Fund	16,690,248	1,384,956,791
Fidelity Mid-Cap Stock Fund	38,134,512	1,115,053,120
Fidelity OTC Portfolio (a)	7,488,081	390,653,211
Fidelity Small Cap Growth Fund	9,964,554	157,240,662
Fidelity Small Cap Opportunities Fund	30,657,181	284,192,071
Fidelity Small Cap Value Fund	10,739,322	146,054,776
Fidelity Value Fund	16,758,567	1,257,060,120
TOTAL DOMESTIC EQUITY FUNDS		11,025,441,673
International Equity Funds - 13.4%
Fidelity Diversified International Fund	17,731,624	707,491,787
Fidelity Europe Fund	24,114,619	1,016,672,351
Fidelity Japan Fund	17,846,443	255,917,993
Fidelity Overseas Fund	14,634,488	708,162,852
Fidelity Southeast Asia Fund	3,362,925	133,373,601
TOTAL INTERNATIONAL EQUITY FUNDS		2,821,618,584
TOTAL EQUITY FUNDS (Cost $12,063,286,430)		13,847,060,257
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	89,851,219	779,908,578
Fidelity High Income Fund	91,238,586	785,564,226
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,565,472,804
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	104,053,791	1,077,997,277
Fidelity Intermediate Bond Fund	85,098,963	863,754,474
Fidelity Investment Grade Bond Fund	207,427,841	1,491,406,173
Fidelity Strategic Real Return Fund	101,326,792	1,012,254,653
Fidelity Total Bond Fund	99,823,876	1,031,180,644
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,476,593,221
TOTAL FIXED-INCOME FUNDS (Cost $7,052,282,689)		7,042,066,025
Short-Term Funds - 0.5%
	Shares	Value
Fidelity Institutional Money Market Fund Institutional Class	32,909,812	$ 32,909,812
Fidelity Short-Term Bond Fund	8,234,836	70,819,592
TOTAL SHORT-TERM FUNDS (Cost $105,027,125)		103,729,404
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,220,596,244)		$ 20,992,855,686
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $19,228,535,858. Net unrealized appreciation aggregated $1,764,319,828, of which $2,159,723,577 related to appreciated investment securities and $395,403,749 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

December 31, 2007

1.811340.103

F25-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.4%
	Shares	Value
Domestic Equity Funds - 56.7%
Fidelity 100 Index Fund	47,511,951	$ 503,626,676
Fidelity Blue Chip Growth Fund	4,744,763	209,054,253
Fidelity Disciplined Equity Fund	23,567,321	695,707,320
Fidelity Equity Income Fund	11,854,390	653,888,126
Fidelity Growth Company Fund	5,168,452	428,878,182
Fidelity Mid-Cap Stock Fund	12,991,811	379,880,563
Fidelity OTC Portfolio (a)	2,774,995	144,771,482
Fidelity Small Cap Growth Fund	3,481,550	54,938,860
Fidelity Small Cap Opportunities Fund	10,097,193	93,600,980
Fidelity Small Cap Value Fund	3,935,949	53,528,911
Fidelity Value Fund	5,385,874	403,994,409
TOTAL DOMESTIC EQUITY FUNDS		3,621,869,762
International Equity Funds - 13.7%
Fidelity Diversified International Fund	5,457,650	217,760,246
Fidelity Europe Fund	7,236,389	305,086,176
Fidelity Japan Fund	6,067,828	87,012,650
Fidelity Overseas Fund	4,507,488	218,117,338
Fidelity Southeast Asia Fund	1,100,099	43,629,921
TOTAL INTERNATIONAL EQUITY FUNDS		871,606,331
TOTAL EQUITY FUNDS (Cost $4,321,543,544)		4,493,476,093
Fixed-Income Funds - 29.6%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	26,861,081	233,154,184
Fidelity High Income Fund	27,198,716	234,180,946
TOTAL HIGH YIELD FIXED-INCOME FUNDS		467,335,130
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Government Income Fund	27,220,291	282,002,212
Fidelity Intermediate Bond Fund	17,339,042	175,991,272
Fidelity Investment Grade Bond Fund	42,266,321	303,894,851
Fidelity Strategic Real Return Fund	27,592,103	275,645,105
Fidelity Total Bond Fund	37,531,582	387,701,242
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,425,234,682
TOTAL FIXED-INCOME FUNDS (Cost $1,909,541,591)		1,892,569,812
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,231,085,135)		$ 6,386,045,905
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,231,217,708. Net unrealized appreciation aggregated $154,828,197, of which $313,736,517 related to appreciated investment securities and $158,908,320 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

December 31, 2007

1.811347.103

F30-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.4%
	Shares	Value
Domestic Equity Funds - 64.2%
Fidelity 100 Index Fund	130,131,015	$ 1,379,388,762
Fidelity Blue Chip Growth Fund	12,890,207	567,942,508
Fidelity Disciplined Equity Fund	56,465,119	1,666,850,323
Fidelity Equity Income Fund	28,171,381	1,553,933,393
Fidelity Growth Company Fund	13,489,610	1,119,367,822
Fidelity Mid-Cap Stock Fund	31,347,298	916,595,004
Fidelity OTC Portfolio (a)	6,804,575	354,994,697
Fidelity Small Cap Growth Fund	8,432,938	133,071,768
Fidelity Small Cap Opportunities Fund	24,897,948	230,803,975
Fidelity Small Cap Value Fund	9,204,454	125,180,573
Fidelity Value Fund	13,610,845	1,020,949,467
TOTAL DOMESTIC EQUITY FUNDS		9,069,078,292
International Equity Funds - 16.2%
Fidelity Diversified International Fund	14,339,012	572,126,586
Fidelity Europe Fund	19,378,226	816,985,996
Fidelity Japan Fund	15,237,262	218,502,334
Fidelity Overseas Fund	11,747,999	568,485,663
Fidelity Southeast Asia Fund	2,715,431	107,694,007
TOTAL INTERNATIONAL EQUITY FUNDS		2,283,794,586
TOTAL EQUITY FUNDS (Cost $10,114,171,991)		11,352,872,878
Fixed-Income Funds - 19.6%

High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	61,984,147	538,022,396
Fidelity High Income Fund	62,926,633	541,798,308
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,079,820,704
Investment Grade Fixed-Income Funds - 11.9%
Fidelity Government Income Fund	31,066,449	321,848,408
Fidelity Intermediate Bond Fund	24,061,619	244,225,431
Fidelity Investment Grade Bond Fund	58,616,059	421,449,465
Fidelity Strategic Real Return Fund	30,976,912	309,459,353
Fidelity Total Bond Fund	37,524,361	387,626,654
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,684,609,311
TOTAL FIXED-INCOME FUNDS (Cost $2,768,427,245)		2,764,430,015
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,882,599,236)		$ 14,117,302,893
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $12,889,178,459. Net unrealized appreciation aggregated $1,228,124,434, of which $1,539,197,312 related to appreciated investment securities and $311,072,878 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

December 31, 2007

1.811348.103

F35-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.4%
	Shares	Value
Domestic Equity Funds - 66.3%
Fidelity 100 Index Fund	33,847,773	$ 358,786,399
Fidelity Blue Chip Growth Fund	2,791,285	122,984,032
Fidelity Disciplined Equity Fund	16,231,575	479,156,088
Fidelity Equity Income Fund	8,225,006	453,691,307
Fidelity Growth Company Fund	3,575,431	296,689,244
Fidelity Mid-Cap Stock Fund	9,046,861	264,530,224
Fidelity OTC Portfolio (a)	1,748,988	91,244,684
Fidelity Small Cap Growth Fund	2,394,951	37,792,321
Fidelity Small Cap Opportunities Fund	6,926,281	64,206,622
Fidelity Small Cap Value Fund	2,707,343	36,819,869
Fidelity Value Fund	3,779,412	283,493,730
TOTAL DOMESTIC EQUITY FUNDS		2,489,394,520
International Equity Funds - 16.1%
Fidelity Diversified International Fund	3,793,337	151,354,160
Fidelity Europe Fund	5,028,833	212,015,613
Fidelity Japan Fund	4,216,674	60,467,105
Fidelity Overseas Fund	3,134,115	151,659,808
Fidelity Southeast Asia Fund	767,049	30,421,176
TOTAL INTERNATIONAL EQUITY FUNDS		605,917,862
TOTAL EQUITY FUNDS (Cost $2,996,038,954)		3,095,312,382
Fixed-Income Funds - 17.6%

High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	16,345,241	141,876,693
Fidelity High Income Fund	16,559,654	142,578,625
TOTAL HIGH YIELD FIXED-INCOME FUNDS		284,455,318
Investment Grade Fixed-Income Funds - 10.0%
Fidelity Government Income Fund	7,421,412	76,885,826
Fidelity Intermediate Bond Fund	4,284,569	43,488,378
Fidelity Investment Grade Bond Fund	10,455,001	75,171,454
Fidelity Strategic Real Return Fund	7,491,477	74,839,856
Fidelity Total Bond Fund	10,240,065	105,779,873
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		376,165,387
TOTAL FIXED-INCOME FUNDS (Cost $667,866,017)		660,620,705
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,663,904,971)		$ 3,755,933,087
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,663,947,123. Net unrealized appreciation aggregated $91,985,964, of which $199,425,461 related to appreciated investment securities and $107,439,497 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

December 31, 2007

1.811349.103

F40-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.1%
	Shares	Value
Domestic Equity Funds - 67.2%
Fidelity 100 Index Fund	69,135,563	$ 732,836,964
Fidelity Blue Chip Growth Fund	6,695,693	295,012,221
Fidelity Disciplined Equity Fund	31,076,077	917,365,782
Fidelity Equity Income Fund	15,520,227	856,095,714
Fidelity Growth Company Fund	7,298,465	605,626,622
Fidelity Mid-Cap Stock Fund	16,779,574	490,634,757
Fidelity OTC Portfolio (a)	3,371,474	175,889,805
Fidelity Small Cap Growth Fund	4,661,890	73,564,626
Fidelity Small Cap Opportunities Fund	13,534,517	125,464,971
Fidelity Small Cap Value Fund	5,197,572	70,686,974
Fidelity Value Fund	7,400,342	555,099,679
TOTAL DOMESTIC EQUITY FUNDS		4,898,278,115
International Equity Funds - 16.9%
Fidelity Diversified International Fund	7,728,689	308,374,684
Fidelity Europe Fund	10,394,691	438,240,192
Fidelity Japan Fund	8,267,584	118,557,155
Fidelity Overseas Fund	6,324,734	306,053,883
Fidelity Southeast Asia Fund	1,451,604	57,570,628
TOTAL INTERNATIONAL EQUITY FUNDS		1,228,796,542
TOTAL EQUITY FUNDS (Cost $5,569,323,549)		6,127,074,657
Fixed-Income Funds - 15.9%

High Yield Fixed-Income Funds - 10.0%
Fidelity Capital & Income Fund	42,066,074	365,133,520
Fidelity High Income Fund	42,716,938	367,792,833
TOTAL HIGH YIELD FIXED-INCOME FUNDS		732,926,353
Investment Grade Fixed-Income Funds - 5.9%
Fidelity Government Income Fund	8,017,691	83,063,282
Fidelity Intermediate Bond Fund	5,486,688	55,689,885
Fidelity Investment Grade Bond Fund	13,350,461	95,989,813
Fidelity Strategic Real Return Fund	8,182,702	81,745,197
Fidelity Total Bond Fund	10,732,437	110,866,074
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		427,354,251
TOTAL FIXED-INCOME FUNDS (Cost $1,159,895,626)		1,160,280,604
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,729,219,175)		$ 7,287,355,261
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,729,915,306. Net unrealized appreciation aggregated $557,439,955, of which $731,446,672 related to appreciated investment securities and $174,006,717 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

December 31, 2007

1.843410.101

F45-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.4%
	Shares	Value
Domestic Equity Funds - 69.0%
Fidelity 100 Index Fund	4,352,380	$ 46,135,231
Fidelity Blue Chip Growth Fund	437,637	19,282,278
Fidelity Disciplined Equity Fund	2,498,964	73,769,408
Fidelity Equity Income Fund	1,223,924	67,511,672
Fidelity Growth Company Fund	507,156	42,083,792
Fidelity Mid-Cap Stock Fund	1,209,406	35,363,020
Fidelity OTC Portfolio (a)	218,333	11,390,443
Fidelity Small Cap Growth Fund	356,526	5,625,973
Fidelity Small Cap Opportunities Fund	1,019,587	9,451,575
Fidelity Small Cap Value Fund	406,201	5,524,329
Fidelity Value Fund	518,941	38,925,765
TOTAL DOMESTIC EQUITY FUNDS		355,063,486
International Equity Funds - 17.4%
Fidelity Diversified International Fund	562,081	22,427,020
Fidelity Europe Fund	742,473	31,302,665
Fidelity Japan Fund	609,120	8,734,780
Fidelity Overseas Fund	466,028	22,551,103
Fidelity Southeast Asia Fund	116,712	4,628,781
TOTAL INTERNATIONAL EQUITY FUNDS		89,644,349
TOTAL EQUITY FUNDS (Cost $454,859,207)		444,707,835
Fixed-Income Funds - 13.6%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	2,940,426	25,522,898
Fidelity High Income Fund	2,972,421	25,592,546
TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,115,444
Investment Grade Fixed-Income Funds - 3.7%
Fidelity Government Income Fund	399,186	4,135,568
Fidelity Intermediate Bond Fund	101,117	1,026,337
Fidelity Investment Grade Bond Fund	244,921	1,760,981
Fidelity Strategic Real Return Fund	412,108	4,116,957
Fidelity Total Bond Fund	781,182	8,069,615
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		19,109,458
TOTAL FIXED-INCOME FUNDS (Cost $71,796,803)		70,224,902
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $526,656,010)		$ 514,932,737
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $526,660,135. Net unrealized depreciation aggregated $11,727,398, of which $11,018,211 related to appreciated investment securities and $22,745,609 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

December 31, 2007

1.843411.101

F50-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value
Domestic Equity Funds - 70.0%
Fidelity 100 Index Fund	4,501,943	$ 47,720,600
Fidelity Blue Chip Growth Fund	481,811	21,228,595
Fidelity Disciplined Equity Fund	2,660,357	78,533,744
Fidelity Equity Income Fund	1,329,598	73,340,618
Fidelity Growth Company Fund	544,844	45,211,173
Fidelity Mid-Cap Stock Fund	1,297,804	37,947,780
Fidelity OTC Portfolio (a)	241,923	12,621,120
Fidelity Small Cap Growth Fund	387,446	6,113,901
Fidelity Small Cap Opportunities Fund	1,099,833	10,195,454
Fidelity Small Cap Value Fund	441,569	6,005,334
Fidelity Value Fund	554,855	41,619,648
TOTAL DOMESTIC EQUITY FUNDS		380,537,967
International Equity Funds - 19.7%
Fidelity Diversified International Fund	671,876	26,807,868
Fidelity Europe Fund	883,879	37,264,323
Fidelity Japan Fund	728,856	10,451,798
Fidelity Overseas Fund	558,043	27,003,712
Fidelity Southeast Asia Fund	141,254	5,602,135
TOTAL INTERNATIONAL EQUITY FUNDS		107,129,836
TOTAL EQUITY FUNDS (Cost $502,796,030)		487,667,803
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	3,102,518	26,929,852
Fidelity High Income Fund	3,127,744	26,929,875
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,859,727
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Government Income Fund	23,697	245,505
Fidelity Intermediate Bond Fund	13,056	132,519
Fidelity Investment Grade Bond Fund	26,657	191,667
Fidelity Strategic Real Return Fund	42,484	424,414
Fidelity Total Bond Fund	83,464	862,187
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,856,292
TOTAL FIXED-INCOME FUNDS (Cost $57,386,096)		55,716,019
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $560,182,126)		$ 543,383,822
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $560,184,645. Net unrealized depreciation aggregated $16,800,823, of which $10,140,845 related to appreciated investment securities and $26,941,668 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

December 31, 2007

1.811331.103

FRI-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.1%
	Shares	Value
Domestic Equity Funds - 18.1%
Fidelity 100 Index Fund	7,059,074	$ 74,826,180
Fidelity Blue Chip Growth Fund	588,166	25,914,593
Fidelity Disciplined Equity Fund	3,005,641	88,726,516
Fidelity Equity Income Fund	1,459,229	80,491,077
Fidelity Growth Company Fund	732,864	60,813,049
Fidelity Mid-Cap Stock Fund	1,308,495	38,260,404
Fidelity OTC Portfolio (a)	204,029	10,644,201
Fidelity Small Cap Growth Fund	438,201	6,914,806
Fidelity Small Cap Opportunities Fund	1,329,640	12,325,767
Fidelity Small Cap Value Fund	475,916	6,472,455
Fidelity Value Fund	699,802	52,492,181
TOTAL EQUITY FUNDS (Cost $387,630,173)		457,881,229
Fixed-Income Funds - 41.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	7,164,648	62,189,145
Fidelity High Income Fund	7,272,029	62,612,172
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,801,317
Investment Grade Fixed-Income Funds - 36.2%
Fidelity Government Income Fund	19,237,145	199,296,825
Fidelity Intermediate Bond Fund	15,875,284	161,134,135
Fidelity Investment Grade Bond Fund	39,032,309	280,642,301
Fidelity Strategic Real Return Fund	17,371,305	173,539,333
Fidelity Total Bond Fund	9,560,152	98,756,365
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		913,368,959
TOTAL FIXED-INCOME FUNDS (Cost $1,042,097,031)		1,038,170,276
Short-Term Funds - 40.7%

Fidelity Institutional Money Market Fund Institutional Class	508,365,059	508,365,059
Fidelity Short-Term Bond Fund	60,101,649	516,874,185
TOTAL SHORT-TERM FUNDS (Cost $1,038,845,471)		1,025,239,244
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,468,572,675)		$ 2,521,290,749
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,469,548,094. Net unrealized appreciation aggregated $51,742,655, of which $89,143,026 related to appreciated investment securities and $37,400,371 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008